Accumulated Other Comprehensive Income (Loss)	9 Months Ended
Sep. 30, 2023
Disclosure Of Accumulated Other Comprehensive Income Loss [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

19. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	Pension and Other Post-Employment Benefits	Private Equity Instruments	Foreign Currency Translation Adjustment	Total
As at December 31, 2021	28	27	629	684
Other Comprehensive Income (Loss), Before Tax	78	2	896	976
Income Tax (Expense) Recovery	(20)	—	—	(20)
As at September 30, 2022	86	29	1,525	1,640

As at December 31, 2022	99	29	1,342	1,470
Other Comprehensive Income (Loss), Before Tax	20	—	(43)	(23)
Reclassification on Divestiture (Note 3)	—	—	12	12
Income Tax (Expense) Recovery	(5)	—	—	(5)
As at September 30, 2023	114	29	1,311	1,454